Submission	Sep. 25, 2024
Submission [Line Items]
Central Index Key	0001378992
Registrant Name	BERRY GLOBAL GROUP, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES